Preferred Redeemable Convertible Stock (Tables)	9 Months Ended
Sep. 30, 2016
Equity [Abstract]
Schedule of Preferred Redeemable Convertible Stock

The following table provides a rollforward of the preferred redeemable convertible stock during the years ended December 31, 2014 and 2015 and the nine months ended September 30, 2016 (unaudited):

	Preferred redeemable convertible stock
	Shares	Amount
Balance at December 31, 2013	23,055,356	$38,579,922
Effect of accretion to redemption value	—	2,144,434

Balance at December 31, 2014	23,055,356	40,724,356
Exercise of warrants	216,346	225,000
Effect of accretion to redemption value	—	2,157,550

Balance at December 31, 2015	23,271,702	$43,106,906
Effect of accretion to redemption value (unaudited)	—	1,356,707
Conversion of preferred redeemable convertible stock into common stock (unaudited)	(23,271,702)	(44,463,613)

Balance at September 30, 2016 (unaudited)	—	—